DEFERRED INCOME (Details Narrative)	3 Months Ended
Mar. 31, 2026 CAD ($)
Notes and other explanatory information [abstract]
Deferred revenue	$ 176,663
Revenue recognized remaining period	1 year 10 months 24 days